SCHEDULE OF RECONCILIATION OF INCOME TAXES AT STATUTORY TAXES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018
Notes and other explanatory information [abstract]
Income (loss) before tax	$ (18,466,962)	$ (1,658,404)	$ (4,843,325)
Income tax rate	27.00%	27.00%		23.00%
Expected income expense (recovery)	$ (4,889,258)	$ (460,055)	(1,325,208)
Permanent differences	971	(216,957)	1,224,524
Prior years reassessment of tax expense
Change in unrecognized deferred assets	(20,073)	43,428	(14,629)
Change in valuation allowance	4,600,864	542,633	102,162
Other	335,654	97,231	48,564
Total income tax expense	28,159	6,280	35,413
Current income tax	28,159	6,280	35,413
Deferred income tax